Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Not measured at fair value
Fair values of financial assets and financial liabilities
Financial assets	$ 918,546	$ 885,100
Financial assets, Fair Value	918,867	884,334
Financial liabilities	956,631	897,229
Financial liabilities, Fair Value	959,925	900,115
Not measured at fair value | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	3,187	3,078
Financial liabilities, Fair Value	3,187	3,078
Not measured at fair value | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	722,943	673,611
Financial liabilities, Fair Value	723,671	674,384
Not measured at fair value | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	23,605	18,758
Financial liabilities, Fair Value	23,605	18,758
Not measured at fair value | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	166,926	163,899
Financial liabilities, Fair Value	167,731	164,505
Not measured at fair value | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	39,970	37,883
Financial liabilities, Fair Value	41,731	39,390
Not measured at fair value | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	50,430	65,667
Financial assets, Fair Value	50,430	65,667
Not measured at fair value | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,590	6,269
Financial assets, Fair Value	4,590	6,269
Not measured at fair value | Investment securities
Fair values of financial assets and financial liabilities
Financial assets	973	1,166
Financial assets, Fair Value	973	1,166
Not measured at fair value | Loans
Fair values of financial assets and financial liabilities
Financial assets	851,787	806,542
Financial assets, Fair Value	852,108	805,776
Not measured at fair value | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	10,766	5,456
Financial assets, Fair Value	10,766	5,456
Not measured at fair value | Level 1
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	55,020	71,936
Financial liabilities, Fair Value	3,187	3,078
Not measured at fair value | Level 1 | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	3,187	3,078
Not measured at fair value | Level 1 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	50,430	65,667
Not measured at fair value | Level 1 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,590	6,269
Not measured at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	11,248	5,908
Financial liabilities, Fair Value	951,616	891,413
Not measured at fair value | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	720,311	670,515
Not measured at fair value | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	23,605	18,758
Not measured at fair value | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	165,969	162,750
Not measured at fair value | Level 2 | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	41,731	39,390
Not measured at fair value | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	482	452
Not measured at fair value | Level 2 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	10,766	5,456
Not measured at fair value | Level 3
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	852,599	806,490
Financial liabilities, Fair Value	5,122	5,624
Not measured at fair value | Level 3 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	3,360	3,869
Not measured at fair value | Level 3 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	1,762	1,755
Not measured at fair value | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	491	714
Not measured at fair value | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	852,108	805,776
Parent Entity
Fair values of financial assets and financial liabilities
Long-term debt instruments with equity characteristics included in investments in subsidiaries	782	778
Parent Entity | Not measured at fair value
Fair values of financial assets and financial liabilities
Financial assets	861,773	829,968
Financial assets, Fair Value	861,786	829,184
Financial liabilities	905,465	850,916
Financial liabilities, Fair Value	908,475	853,570
Parent Entity | Not measured at fair value | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	2,364	2,935
Financial liabilities, Fair Value	2,364	2,935
Parent Entity | Not measured at fair value | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	650,740	599,314
Financial liabilities, Fair Value	651,395	599,992
Parent Entity | Not measured at fair value | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	21,536	14,598
Financial liabilities, Fair Value	21,536	14,598
Parent Entity | Not measured at fair value | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	140,558	141,921
Financial liabilities, Fair Value	141,181	142,427
Parent Entity | Not measured at fair value | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities	51,376	55,378
Financial liabilities, Fair Value	51,376	55,378
Parent Entity | Not measured at fair value | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	38,891	36,770
Financial liabilities, Fair Value	40,623	38,240
Parent Entity | Not measured at fair value | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	44,782	58,400
Financial assets, Fair Value	44,782	58,400
Parent Entity | Not measured at fair value | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,562	6,199
Financial assets, Fair Value	4,562	6,199
Parent Entity | Not measured at fair value | Investment securities
Fair values of financial assets and financial liabilities
Financial assets		69
Financial assets, Fair Value		69
Parent Entity | Not measured at fair value | Loans
Fair values of financial assets and financial liabilities
Financial assets	755,061	709,832
Financial assets, Fair Value	755,074	709,048
Parent Entity | Not measured at fair value | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets	47,242	50,517
Financial assets, Fair Value	47,242	50,517
Parent Entity | Not measured at fair value | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	10,126	4,951
Financial assets, Fair Value	10,126	4,951
Parent Entity | Not measured at fair value | Level 1
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	49,344	64,599
Financial liabilities, Fair Value	2,364	2,935
Parent Entity | Not measured at fair value | Level 1 | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	2,364	2,935
Parent Entity | Not measured at fair value | Level 1 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	44,782	58,400
Parent Entity | Not measured at fair value | Level 1 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,562	6,199
Parent Entity | Not measured at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	16,654	9,634
Financial liabilities, Fair Value	855,754	797,357
Parent Entity | Not measured at fair value | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	649,873	598,587
Parent Entity | Not measured at fair value | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	21,536	14,598
Parent Entity | Not measured at fair value | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	141,181	142,427
Parent Entity | Not measured at fair value | Level 2 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	2,541	3,505
Parent Entity | Not measured at fair value | Level 2 | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	40,623	38,240
Parent Entity | Not measured at fair value | Level 2 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	6,528	4,683
Parent Entity | Not measured at fair value | Level 2 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	10,126	4,951
Parent Entity | Not measured at fair value | Level 3
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	795,788	754,951
Financial liabilities, Fair Value	50,357	53,278
Parent Entity | Not measured at fair value | Level 3 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	1,522	1,405
Parent Entity | Not measured at fair value | Level 3 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	48,835	51,873
Parent Entity | Not measured at fair value | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value		69
Parent Entity | Not measured at fair value | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	755,074	709,048
Parent Entity | Not measured at fair value | Level 3 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	$ 40,714	$ 45,834